UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Joho Capital, L.L.C.

Address:  55 East 59th Street
          New York, New York  10022


13F File Number: 28-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Tim McManus
Title:    Chief Financial Officer
Phone:    (212) 326-9560


Signature, Place and Date of Signing:

/s/ Tim McManus                  New York, New York             May 14, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            5

Form 13F Information Table Value Total:     $117,878
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]


                                                                 Joho Capital, L.L.C.
                                                                    March 31, 2002
                                                                13-F Information Table

             COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4     COLUMN 5         COLUMN 6     COLUMN 7         COLUMN 8

                                                           VALUE       SHRS OR   SH/ PUT/ INVESTMENT OTHER        VOTING AUTHORITY
          NAME OF ISSUER          TITLE OF CLASS  CUSIP   (X$1000)     PRN AMT   PRN CALL DISCRETION MANAGER     SOLE   SHARED  NONE



AFLAC, INC                        Common Stock  001055102  76,198,500  2,583,000                             2,583,000
INTERNET INITIATIVE JAPAN INC ADR Common Stock  46059T109  16,749,458  3,045,356                             3,045,356
ELECTRONIC ARTS INC               Common Stock  285512109  15,341,664    252,330                               252,330
LEXMARK                           Common Stock  529771107   8,885,772    155,400                               155,400
CROSSWAVE COMMUNICATIONS ADR      Common Stock  227686102     702,630    633,000                               633,000

                                  Total Market Value      117,878,024


All of the above investments are held in the name of either Joho Fund, Ltd. or Joho Partners, L.P.  Joho Capital, L.L.C.
has full investment discretion and voting authority.



01642.0001 #323467